Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Schwab Annuity Portfolios
Entity Central Index Key	0000918266
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Schwab Government Money Market Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Market Portfolio
Class Name	Schwab Government Money Market Portfolio
Trading Symbol	SWPXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You
can
find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Market Portfolio	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 265,646,000
Holdings Count | Holding	196
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$265,646
Number of Holdings	196
Weighted Average Maturity	31 Days
Seven-Day Yield (with waivers)	5.12%
Seven-Day Yield (without waivers)	5.12%
Seven-Day Effective Yield (with waivers)	5.25%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments
3

1
Less than 0.05%
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Maturity shown is the date the security matures, the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand.

Schwab S&P 500 Index Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab S&P 500 Index Portfolio
Class Name	Schwab S&P 500 Index Portfolio
Trading Symbol	SWP1Z
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab S&P 500 Index Portfolio	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Portfolio (11/01/1996)	15.25%	24.50%	14.99%	12.76%
S&P 500 ® Index	15.29%	24.56%	15.05%	12.86%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark
Holdings
LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees
and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Performance Inception Date	Nov. 01, 1996
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus .
Net Assets	$ 2,332,000,000
Holdings Count | Holding	501
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$2,332
Number of Holdings (excludes derivatives)	501
Portfolio Turnover Rate (not annualized)	1%
Weighted Average Market Cap ($ x 1,000,000)	$1,010,527
Price/Earnings Ratio (P/E)	27.1
Price/Book Ratio (P/B)	4.7

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets
2

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a
service
mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
This list is not a recommendation of any security by the investment adviser.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets 2 2 This list is not a recommendation of any security by the investment adviser.
Schwab VIT Balanced Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab VIT Balanced Portfolio
Class Name	Schwab VIT Balanced Portfolio
Trading Symbol	SWB1Z
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced Portfolio	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced Portfolio (07/25/2012)	4.07%	9.23%	3.99%	3.59%
S&P 500 ® Index	15.29%	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
VIT Balanced Composite Index 2	4.36%	10.02%	4.57%	4.23%

All total return figures on this page assume
dividends an
d distributions were reinvested. Index figures do not incl
ude
trading and management costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to
the variable insurance product prospectus for a complete listing of these expenses.
2
A custom blended index developed by Schwab As
set
Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Y
ear Index,
4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.3% Dow Jones Equity All REIT Capped Index, 25.9% Dow Jones U.S. Large Cap Total Stock Market Index,
2.8% Dow Jones U.S. Small Cap Total Stock
Market Inde
x, 2.0% FTSE All Emerging Index (Net),
11.0
% FTSE Developed ex US Index (Net), and 2.0% FTSE Developed Small
Cap ex US Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See www.schwabassetmanagement.com/glossary for additional detail.

Performance Inception Date	Jul. 25, 2012
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus .
Net Assets	$ 80,742,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$80,742
Number of Holdings	10
Portfolio Turnover Rate (not annualized)	12%

Holdings [Text Block]
Asset Class Weightings % of Investments
1

Top Holdings % of Net Assets
1,2

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such
ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
2
This list is not a recommendation of any security by the investment adviser.

Largest Holdings [Text Block]

Top Holdings % of Net Assets
1,2

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such
ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
2
This list is not a recommendation of any security by the investment adviser.

Schwab VIT Balanced with Growth Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab VIT Balanced with Growth Portfolio
Class Name	Schwab VIT Balanced with Growth Portfolio
Trading Symbol	SWC1Z
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced with Growth Portfolio	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced with Growth Portfolio (07/25/2012)	5.62%	11.72%	5.73%	4.82%
S&P 500 ® Index	15.29%	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
VIT Balanced with Growth Composite Index 2	5.86%	12.44%	6.31%	5.43%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.6% Dow Jones Equity All REIT Capped Index, 34.0% Dow Jones U.S. Large Cap Total Stock Market Index,
4.2% Dow Jones U.S. Small Cap Total Stock Market Index, 3.2% FTSE All Emerging Index (Net), 16.0% FTSE Developed ex US Index (Net), and 3.0% FTSE Developed
Smal
l
Cap ex US Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See www.schwabassetmanagement.com/glossary for additional detail.

Performance Inception Date	Jul. 25, 2012
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus .
Net Assets	$ 163,964,000
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$163,964
Number of Holdings	10
Portfolio Turnover Rate (not annualized)	5%

Holdings [Text Block]
Asset Class Weightings % of Investments
1

Top Holdings % of Net Assets
1,2

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETF
s and may
also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such
ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
2
This list is not a recommendation of any security by the investment adviser.

Largest Holdings [Text Block]

Top Holdings % of Net Assets
1,2

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETF
s and may
also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such
ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
2
This list is not a recommendation of any security by the investment adviser.

Schwab VIT Growth Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab VIT Growth Portfolio
Class Name	Schwab VIT Growth Portfolio
Trading Symbol	SWG1Z
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabfunds_prospectus
. You
can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/schwabfunds_prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Growth Portfolio	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab VIT Growth Portfolio (07/25/2012)	6.93%	13.83%	7.23%	5.86%
S&P 500 ® Index	15.29%	24.56%	15.05%	12.86%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
VIT Growth Composite Index 2	7.13%	14.51%	7.76%	6.44%
All total return figures on this page assume dividends and distributions were rein vested. I
ndex figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
A custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones Equity All REIT Capped Index,
39.6% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 5.4% FTSE All Emerging Index (Net), 21.0% FTSE
Developed ex US Index (Net), and 3.7% FTSE Developed Small Cap ex US Liquid Index. Prior to April 28, 2023, the index had a different composition. See
www.schwabassetmanagement.com/glossary for additional detail.

Performance Inception Date	Jul. 25, 2012
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus .
Net Assets	$ 164,985,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Statistics
Net Assets (thousands)	$164,985
Number of Holdings	8
Portfolio Turnover Rate (not annualized)	5%

Holdings [Text Block]
Asset Class Weightings % of Investments
1

Top Holdings % of Net Assets
1,2

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such
ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
2
This list is not a recommendation of any security by the investment adviser.

Largest Holdings [Text Block]
Top Holdings % of Net Assets
1,2

Portfolio holdings may have changed since the report date.
1
The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab Funds and unaffiliated third-party ETFs and mutual funds (all such
ETFs and mutual funds referred to as “underlying funds”). The fund may also invest directly in equity, fixed-income, or other securities or investments, as appropriate, consistent with its investment objectives, strategies, and policies.
2
This list is not a recommendation of any security by the investment adviser.